Employee Benefit Plans (Details) - Schedule of other post-employment benefit plans	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Canadian [Member]
Benefit costs for the year ended
Discount rate	3.40%	3.20%
Canadian [Member] | Bottom of Range [Member]
Benefit costs for the year ended
Health care cost trend rate	4.04%	3.49%
Other medical trend rates	4.00%	4.00%
Canadian [Member] | Top of Range [Member]
Benefit costs for the year ended
Health care cost trend rate	6.04%	5.49%
Other medical trend rates	5.11%	4.56%
US [Member]
Benefit costs for the year ended
Health care cost trend rate	N/A	N/A
Other medical trend rates	N/A	N/A
US [Member] | Bottom of Range [Member]
Benefit costs for the year ended
Discount rate	2.50%	2.00%
US [Member] | Top of Range [Member]
Benefit costs for the year ended
Discount rate	2.85%	2.75%